Employee Benefit Plans - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee Benefit Plans
Contribution for multi-employer defined contribution plan	¥ 225,776	¥ 203,524	¥ 163,234